Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	James Alpha Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001829774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	james
Document Creation Date	dei_DocumentCreationDate	Jul. 15, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 15, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Easterly Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Income Opportunities Fund	JASVX	JSVCX	JSVIX	JASSX

Supplement dated July 15, 2022 to the Prospectus, Summary Prospectus,

and Statement of Additional Information of the Easterly Income Opportunities Fund dated April 1, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Important Notice Regarding Change in Investment Policy for Easterly Income Opportunities Fund

Effective September 13, 2022, the Easterly Income Opportunities Fund will no longer have a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in structured credit securities, and in other investments that have economic characteristics similar to such securities.

Accordingly, effective September 13, 2022, the first sentence of the sections titled “Principal Investment Strategies” beginning on page 19 of the Prospectus and “Additional Information on Each Fund’s Strategies and Related Risks – Easterly Income Opportunities Fund” beginning on page 29 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objectives, under normal conditions, by investing in structured credit securities and other fixed income securities.

Effective September 13, 2022, the third paragraph of the section titled “Non-Fundamental Policies” beginning on page 38 of the Statement of Additional Information is deleted in its entirety.

***

You should read this Supplement in conjunction with the Prospectus,

Summary Prospectus, and Statement of Additional Information each dated April 1, 2022.

Please retain this Supplement for future reference.